INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5 – INVENTORIES

The Company’s inventories consisted of the followings at March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Raw materials	$50,736	$52,363
Finished goods	9,330	10,722
	$60,066	$63,085

NOTE 6 - INVENTORIES

The Company’s inventories consisted of the followings at December 31, 2016 and 2015:

	2016	2015
Raw materials	$52,363	$-
Finished goods (isolates, tinctures and capsules)	10,722	-
	$63,085	$-